Accumulated Other Comprehensive Income - Additional Information (Details) ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)
Other Comprehensive Income (Loss), Foreign Currency Transaction and Translation Adjustment, before Tax [Abstract]
Losses on intracompany foreign currency transactions that are of a long-term-investment nature	¥ 471,751	$ 69,481	¥ 0